SIGNIFICANT MANAGEMENT JUDGMENTS AND ESTIMATES	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SIGNIFICANT MANAGEMENT JUDGMENTS AND ESTIMATES

3.	SIGNIFICANT MANAGEMENT JUDGMENTS AND ESTIMATES

The preparation of condensed consolidated interim financial statements in conformity with IFRS requires the Company’s management to make judgements, estimates and assumptions about future events that affect the amounts reported in the condensed consolidated interim financial statements and related notes to the condensed consolidated interim financial statements. Although these estimates are based on management’s best knowledge of the amount, event or actions, actual results may differ from those estimates.

Information about critical judgements and estimates in applying accounting policies that have the most significant effect on the amounts recognized in the condensed consolidated interim financial statements are as follows:

●	Critical judgements

Capitalization of mineral property costs and determination of economic viability of a project

Management has determined that exploration, development and evaluation costs incurred which were capitalized have future economic benefits. Management uses several criteria in its assessment of economic recoverability and probability of future economic benefit including geological and metallurgical information, accessible facilities, existing permits and life of mine plans.

●	Estimates

Asset carrying values and impairment

The Company performs impairment testing when impairment indicators are present. In the determination of carrying values and impairment charges, management considers the recoverable amount which is the greater of fair value less costs of disposal and value in use in the case of mining assets. These determinations and their individual assumptions require that management make a decision based on the best available information at each reporting period.

Mineral reserve estimates

The figures for mineral reserves and mineral resources are determined in accordance with National Instrument 43-101, “Standards of Disclosure for Mineral Projects”, issued by the Canadian Securities Administrators. There are numerous uncertainties inherent in estimating mineral reserves and mineral resources, including many factors beyond the Company’s control. Such estimation is a subjective process, and the accuracy of any mineral reserve or mineral resource estimate is a function of the quantity and quality of available data and of the assumptions made and judgements used in engineering and geological interpretation. Differences between management’s assumptions including economic assumptions such as metal prices and market conditions could have a material effect in the future on the Company’s financial position and results of operations.

Share-based payments

Estimating the fair value of share-based payments requires determining the most appropriate valuation model, which is dependent on the terms and conditions at the grant of the share-based incentives. This estimate also requires determining the most appropriate inputs to the valuation model including the expected rate of forfeitures, expected life, price volatility, interest rate and dividend yield. Changes in the input assumptions can significantly affect the fair value estimate of the Company’s earnings and reserves.

Recognition of deferred taxes

In assessing the probability of realizing income tax assets, management makes estimates related to expectations of future taxable income, applicable tax opportunities, expected timing of reversals of existing temporary differences and the likelihood that tax positions taken will be sustained upon examination by applicable tax authorities. In making its assessments, management gives additional weight to positive and negative evidence that can be objectively verified.

Estimates of future taxable income are based on forecasted cash flows from operations and the application of existing tax laws in each jurisdiction. Forecasted cash flows from operations are based on life of mine projections internally developed and reviewed by management. Weight is attached to tax planning opportunities that are within the Company’s control, and are feasible and implementable without significant obstacles. The likelihood that tax positions taken will be sustained upon examination by applicable tax authorities is assessed based on individual facts and circumstances of the relevant tax position evaluated in light of all available evidence. Where applicable tax laws and regulations are either unclear or subject to ongoing varying interpretations, it is reasonably possible that changes in these estimates may occur that materially affect the amounts of income tax assets recognized. At the end of each reporting period, the Company reassesses unrecognized deferred income tax assets.

Estimation of environmental rehabilitation and the timing of expenditure and related accretion

The Company’s provision for environmental rehabilitation represents management’s best estimate of the present value of the future cash outflows required to settle estimated reclamation and closure costs at the end of mine’s life. The provision reflects estimates of future costs, inflation and assumptions of risks associated with the future cash outflows, and the applicable interest rates for discounting the future cash outflows. Changes in the above factors can result in a change to the provision recognized by the Company.

Changes to the provision for environmental rehabilitation are recorded with a corresponding change to the carrying amounts of related mining properties. Adjustments to the carrying amounts of related mining properties can result in a change to future depletion expense.

Estimation of present value of other receivable

The Company estimates a market interest rate in determining the present value of other receivable to be received in one year. The determination of market interest rate is subjective and could significantly affect the fair value estimate.